Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Reconciliation of changes in biological assets [abstract]
Opening balance	$ 23,827	$ 20,250
Production costs capitalized	71,326	79,620
Biological assets acquired through business combinations (Note 13)	4,470	232
Sale of biological assets	(18,645)	(387)
Foreign currency translation	(234)	(1,233)
Changes in fair value less cost to sell due to biological transformation	34,129	118,671
Transferred to inventory upon harvest	(92,183)	(193,326)
Balance, March 31, 2023	$ 22,690	$ 23,827